Business Operations - Revenues and Percentage of Consolidated Revenues (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ConocoPhillips [Member]
Concentration Risk [Line Items]
Revenue of Significant Customer	$ 31.8	$ 33.1	$ 42.0
Statoil ASA [Member]
Concentration Risk [Line Items]
Revenue of Significant Customer	27.3	23.7
Hyundai Merchant Marine Co. Ltd. [Member]
Concentration Risk [Line Items]
Revenue of Significant Customer		22.5
Petroleo Brasileiro S.A. [Member]
Concentration Risk [Line Items]
Revenue of Significant Customer			27.5
Valero Energy Corporation [Member]
Concentration Risk [Line Items]
Revenue of Significant Customer			$ 23.9